INVENTORIES	0 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories
NOTE 5—INVENTORIES:
Inventories, net of reserves, consisted of the following:
	December 31,
	2014	2013

	(U.S. $ in millions)
Finished products	$2,268	$2,567
Raw and packaging materials	1,279	1,576
Products in process	638	715
Materials in transit and payments on account	186	195

	$4,371	$5,053